Other financial assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets And Liabilities
Restricted cash-noncurrent		$ 77	$ 117
Derivative financial instruments- current		342	111
Derivative financial instruments - Non-Current		196	20
Investments in equity securities -Non- Current	[1]	7	6
Total other financial assets - Current		342	111
Total other financial assets - Non-Current		280	143
Derivative financial instruments - Current		90	243
Derivative financial instruments - Non-Current		186	592
Related parties - Current		400	393
Financial guarantees provided -Non current	[2]	103	542
Liabilities related to the concession grant-Current		416	760
Liabilities related to the concession grant-Non current		2,554	1,437
Contract liability	[3]	766	916
Total other financial liabilities - Current		1,672	2,312
Total other financial liabilities - Non-Current		$ 2,843	$ 2,571

[1]	Corresponding to a 3.24% non-controlling interest in Boston Electrometallurgical Company, whose objective is to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.
[2]	In July 2022, the Company signed a binding agreement with ArcelorMittal for the sale of CSP. At the closing, CSP's debt will be settled and the financial liability related to the guarantee granted will be derecognized by Vale.
[3]	Includes advances received from customers that meets the definition of contract liability described in IFRS 15 - Revenue from Contracts with Customers and other financial advances received that meet the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.